Disclosure of Prepaid Expenses and Other Current Assets Explanatory (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Prepaid insurance		$ 421
Prepaid research and development	907	1,329
Other	143	22
Prepaid expenses and other current assets	$ 1,050	$ 1,772